Income and Expenses - Additional Information (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	₱ 45,868	₱ 40,487
Noncurrent portion of contract liabilities and unearned revenues	5,625	8,206
Current portion of contract liabilities and unearned revenues	₱ 10,442	₱ 10,689
Less than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations percentage	51.00%	56.00%
After 12 months [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations percentage	49.00%	44.00%